Nuveen Equity Long/Short Fund
Nuveen Equity Long/Short Fund
Investment Objective
The investment objective of the Fund is long-term capital appreciation with low correlation to the U.S. equity market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 14 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 15 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-47 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Equity Long/Short Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Equity Long/Short Fund		Class A	Class C	Class I
Management Fees	[1]	1.28%	1.28%	1.28%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Dividend Expense on Securities Sold Short		0.70%	0.70%	0.58%
Enhanced Custody Expense		0.13%	0.13%	0.13%
Remainder of Other Expenses	[1]	5.19%	5.19%	5.99%
Total Other Expenses		6.02%	6.02%	6.70%
Total Annual Fund Operating Expenses		7.55%	8.30%	7.98%
Fee Waivers and/or Expense Reimbursements	[2]	(5.09%)	(5.09%)	(5.91%)
Total Annual Fund Operation Expenses After Fee Waivers and/or Expense Reimbursements		2.46%	3.21%	2.07%
[1]	Expenses have been restated to reflect current contractual fees.
[2]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, dividend expense on securities sold short, enhanced custody expense, underlying fund fees and expenses and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation expiring July 31, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond July 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Equity Long/Short Fund (USD $)	A	C	I
1 Year	810	324	210
3 Years	1,297	989	649
5 Years	2,719	2,607	2,246
10 Years	6,166	6,408	6,086

No Redemption
Expense Example, No Redemption Nuveen Equity Long/Short Fund (USD $)	A	C	I
1 Year	810	324	210
3 Years	1,297	989	649
5 Years	2,719	2,607	2,246
10 Years	6,166	6,408	6,086

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund's short sales) in equity securities. Substantially all of the equity securities in which the Fund takes long and short positions will be included in the Fund's benchmark index, the Russell 1000 Index, at the time the position is taken. As a result, the Fund will invest significantly in large capitalization companies.

When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. The Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. In addition, to borrow the security, the Fund may be required to pay a premium to the lender. The Fund will sell a security short if it expects that it will be able to make this later purchase at a lower price than the price at which it sold the security short. The use of both long and short positions allows the sub-adviser to invest based on both its positive and negative views on individual stocks. The Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions. The Fund intends to generally maintain a net long exposure to the equity market (long market value minus short market value) that is greater than the 0% exposure which a "market neutral" fund is designed to provide, but less than 100% exposure provided by a fund that invests only in long positions. This net long exposure is expected to be at least 40% under normal market conditions. The goal is to allow the Fund to benefit from a rising market, although to a lesser extent than a "long-only" fund, while still affording some protection from a falling market because of the Fund's short positions, which are designed to perform inversely to the market.

The Fund's sub-adviser will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management, with the sub-adviser taking long positions in companies that it has identified as attractive and short positions in companies that it expects to underperform. Securities generally are added to the portfolio as long or short positions based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. However, the sub-adviser will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. As a result, the sub-adviser may take a long position in a security which receives a low ranking from the quantitative models, in order to maintain a required minimum position in that security. The Fund's sub-adviser will generally sell a security if its model ranking declines or fundamental research reveals a deterioration of the company's fundamentals.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or they may occur because of declines in only a particular company, industry, or sector of the market.

Large Cap Stock Risk—To the extent the Fund invests in large capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Quantitative Technique Risk—Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance. Furthermore, there can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.

Short Sales Risk—The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The use of short sales may also cause the Fund to have higher expenses than other funds.

Short sales are speculative transactions and involve special risks, including greater reliance on the sub-adviser's ability to accurately anticipate the future value of a security. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns.

Style Risk—The Fund's strategy may cause the Fund to underperform compared to the general stock market or other equity mutual funds that do not utilize a similar strategy. For example, in a rising stock market, the Fund's short positions may significantly impact the Fund's overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. In addition, there is no guarantee that the sub-adviser will be able to construct a portfolio that limits the Fund's exposure to downward market movements.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. As of February 26, 2013, the Fund changed its investment objective and strategies to those set forth above and adopted its current name. Consequently, the Fund's performance information prior to such date reflects the Fund's performance before the change in its investment objective and strategies. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of March 31, 2013 was 9.16%.

During the four-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 16.68% and -17.82%, respectively, for the quarters ended June 30, 2009 and September 30, 2011.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Nuveen Equity Long/Short Fund		1 Year	Since Inception	Inception Date
Class A		4.46%	7.94%	Dec. 30, 2008
Class A (return after taxes on distributions)		3.13%	7.29%	Dec. 30, 2008
Class A (return after taxes on distributions and sale of Fund shares)		4.63%	6.76%	Dec. 30, 2008
Class C		9.92%	8.71%	Dec. 30, 2008
Class I		11.11%	9.82%	Dec. 30, 2008
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[1]	16.42%	15.64%	Dec. 30, 2008
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		15.26%	17.69%	Dec. 30, 2008
Lipper Long/Short Equity Classification Average (reflects no deduction for taxes or certain expenses)		5.28%	7.40%	Dec. 30, 2008
[1]	As of February 26, 2013 the Fund changed its investment objective and strategies to those set forth above and adopted its current name. Accordingly, the broad measure of market performance has also been changed from the Russell 1000 Growth Index to the Russell 1000 Index to more accurately reflect the Fund's current investment objective and strategies.